UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 09/30/2006

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/26/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		40
Form 13F Information Table Value Total:		$ 82,814 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ---------------------------- --------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND  EF               464287234     3547    36659 SH       SOLE                    36659
VANGUARD TOTAL STK MKT         EF               922908769      440     3343 SH       SOLE                     3343
3M COMPANY                     COM              88579y101     2378    31950 SH       SOLE                    31950
ABBOTT LABORATORIES            COM              002824100     2273    46800 SH       SOLE                    46800
AMERICAN EXPRESS CO.           COM              025816109      921    16425 SH       SOLE                    16425
AMERICAN INTERNATNL GROUP INC. COM              026874107      292     4401 SH       SOLE                     4401
ANADARKO PETROLEUM CORP.       COM              032511107     1760    40160 SH       SOLE                    40160
BANK OF AMERICA CORP.          COM              060505104     3516    65635 SH       SOLE                    65635
BERKSHIRE HATHAWAY CL B        COM              084670207     3136      988 SH       SOLE                      988
BP PLC SPON ADR                COM              055622104     2394    36501 SH       SOLE                    36501
CHEVRON CORPORATION            COM              166764100      368     5678 SH       SOLE                     5678
CISCO SYSTEMS, INC.            COM              17275R102     1993    86723 SH       SOLE                    86723
CITIGROUP INC.                 COM              172967101     3353    67496 SH       SOLE                    67496
COCA COLA CO.                  COM              191216100      231     5163 SH       SOLE                     5163
COGNEX CORPORATION             COM              192422103     2070    81940 SH       SOLE                    81940
CREE, INC.                     COM              225447101     1765    87745 SH       SOLE                    87745
DUKE REALTY CORP NEW           COM              264411505     2145    57440 SH       SOLE                    57440
EMERSON ELECTRIC CO.           COM              291011104     2253    26870 SH       SOLE                    26870
EQUITY OFFICE PROPERTIES TR    COM              294741103      278     7000 SH       SOLE                     7000
EXXON MOBIL CORP.              COM              30231G102     3468    51677 SH       SOLE                    51677
FPL GROUP INC.                 COM              302571104     1840    40892 SH       SOLE                    40892
GENERAL ELECTRIC CO.           COM              369604103     4487   127110 SH       SOLE                   127110
HOME DEPOT INC.                COM              437076102     2682    73935 SH       SOLE                    73935
JOHNSON & JOHNSON              COM              478160104     3064    47176 SH       SOLE                    47176
JPMORGAN CHASE & CO.           COM              46625h100     2093    44570 SH       SOLE                    44570
KIMBERLY CLARK CORP.           COM              494368103      258     3950 SH       SOLE                     3950
MEDTRONIC INC.                 COM              585055106     2743    59060 SH       SOLE                    59060
MERRILL LYNCH & CO.            COM              590188108      761     9725 SH       SOLE                     9725
MICROSOFT CORP.                COM              594918104     2774   101436 SH       SOLE                   101436
NESTLE SPON ADR REPSTG REG SH  COM              641069406      328     3776 SH       SOLE                     3776
PEPSICO INC.                   COM              713448108     2523    38655 SH       SOLE                    38655
PLUM CREEK TIMBER CO. INC.     COM              729251108     2725    80060 SH       SOLE                    80060
PROCTOR GAMBLE CO.             COM              742718109     3681    59390 SH       SOLE                    59390
ROYAL DUTCH SHELL PLC ADR A    COM              780259206     2009    30395 SH       SOLE                    30395
SYSCO CORPORATION              COM              871829107     2622    78385 SH       SOLE                    78385
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     2666    49930 SH       SOLE                    49930
WAL MART STORES INC.           COM              931142103     2712    54988 SH       SOLE                    54988
WALGREEN COMPANY               COM              931422109     2683    60450 SH       SOLE                    60450
WYETH                          COM              983024100      229     4500 SH       SOLE                     4500
ZIMMER HOLDINGS, INC.          COM              98956p102     1356    20084 SH       SOLE                    20084